FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Outstanding Measured at Fair Value on Recurring and Nonrecurring Basis

The following table presents the financial instruments outstanding as of December 31, 2016 and 2015 that are measured at fair value on recurring basis and financial instruments that are not measured at fair value on a recurring basis.

	December 31, 2016
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Recurring
Forward contracts	$(6,734)	(6,734)	$-	$(6,734)	$-
Non-recurring
Debt	(752,520)	(777,072)	-	(728,072)	(49,000)

	December 31, 2015
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Recurring
Forward contracts	$(28,784)	$(28,784)	$-	$(28,784)	$-
Non-recurring
Debt	(843,883)	(777,634)	-	(707,492)	(70,142)